Income Taxes - Reconciliation of the statutory federal income tax rate (Details)		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the statutory federal income tax rate to the Company's effective income tax rate
Federal statutory rate	35.00%			21.00%	21.00%
State income taxes, net of federal benefit				2.00%	0.90%
Permanent book/tax differences				0.20%	(0.20%)
Stock-based compensation				(2.30%)	(2.40%)
Tax credits				(3.60%)	(3.30%)
Foreign tax rate differential				(2.80%)	(4.20%)
Income tax reserves				0.90%	(0.20%)
Intercompany sales of certain operating assets					(41.10%)
Net tax on foreign earnings (GILTI and FDII)				6.10%
Other				(3.00%)	(0.20%)
U.S. tax reform					0.038
Effective Income Tax Rate Reconciliation, Percent, Total		22.60%	15.00%	18.50%	(25.90%)